The Millicom Group - A.3. Investments in associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Investments in associates	$ 24	$ 25	[1]
West Indian Ocean Cable Company Limited (WIOCC)
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.10%	9.10%
Investments in associates	$ 14	$ 14
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%	35.00%		35.00%
Milvik AB(i)
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.70%	11.40%
Investments in associates	$ 10	$ 11

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).